Commitments and Contingencies (Future Minimum Lease Payments under Non-cancellable Operating Lease Aggreements) (Details) (USD $)	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Within 1 year	$ 1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	0
Total	$ 3,002,933